CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands		Ordinary Shares	Additional paid-in capital	Treasury Shares	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 1,827	$ 201,392	$ 0	$ (181,445)	$ 21,774
Balance, shares at Dec. 31, 2020		25,332,225
Share-based compensation to employees and non-employees		$ 0	833	0	0	833
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees		$ 31	(31)	0	0	0
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees, Shares		398,164
Issuance of ordinary shares in a "Best Efforts" offering, net of issuance expenses		$ 832	35,489	0	0	36,321
Issuance of ordinary shares in a "Best Efforts" offering, net of issuance expenses, shares		10,921,502
Exercise of pre-funded warrants and warrants		$ 772	14,288	0	0	15,060
Exercise of pre-funded warrants and warrants, shares		10,425,258
Issuance of ordinary shares in a "registered direct" offering, net of issuance expenses		$ 1,199	26,932	0	0	28,131
Issuance of ordinary shares in a "registered direct" offering, net of issuance expenses, shares		15,403,014
Net loss		$ 0	0	0	(12,736)	(12,736)
Balance at Dec. 31, 2021		$ 4,661	278,903		(194,181)	89,383
Balance, shares at Dec. 31, 2021		62,480,163
Share-based compensation to employees and non-employees		$ 0	993	0	0	993
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees		$ 39	(39)	0	0	0
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees, Shares		543,343
Treasury shares at cost		$ (211)	0	(2,431)	0	(2,642)
Treasury shares at cost, Shares		(2,933,208)
Net loss		$ 0	0	0	(19,569)	(19,569)
Balance at Dec. 31, 2022		$ 4,489	279,857	(2,431)	(213,750)	68,165
Balance, shares at Dec. 31, 2022		60,090,298
Balance, shares at Dec. 31, 2022	[1]	8,584,313
Share-based compensation to employees and non-employees		$ 0	955	0	0	955
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees		$ 70	(70)	0	0	0
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees, Shares	[1]	146,230
Treasury shares at cost		$ (78)		(772)		(850)
Treasury shares at cost, Shares	[1]	(155,629)
Net loss		$ 0	0	0	(16,494)	(16,494)
Balance at Sep. 30, 2023		$ 4,481	280,742	(3,203)	(230,244)	51,776
Balance, shares at Sep. 30, 2023	[1]	8,574,914
Balance at Dec. 31, 2022		$ 4,489	279,857	(2,431)	(213,750)	68,165
Balance, shares at Dec. 31, 2022		60,090,298
Balance, shares at Dec. 31, 2022	[1]	8,584,313
Share-based compensation to employees and non-employees		$ 0	1,328	0	0	1,328
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees		$ 76	(76)	0	0	0
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees, Shares		1,109,200
Treasury shares at cost		$ (78)	0	(772)	0	(850)
Treasury shares at cost, Shares		(1,089,399)
Net loss		$ (0)	0	(0)	(22,133)	(22,133)
Balance at Dec. 31, 2023		$ 4,487	281,109	(3,203)	(235,883)	46,510
Balance, shares at Dec. 31, 2023		60,110,099
Balance, shares at Dec. 31, 2023	[1]	8,587,140
Balance at Jun. 30, 2023		$ 4,435	280,455	(3,203)	(222,713)	58,974
Balance, shares at Jun. 30, 2023	[1]	8,478,003
Share-based compensation to employees and non-employees		$ 0	333	0	0	333
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees		$ 46	(46)	0	0	0
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees, Shares	[1]	96,911
Net loss		$ 0	0	0	(7,531)	(7,531)
Balance at Sep. 30, 2023		$ 4,481	280,742	(3,203)	(230,244)	51,776
Balance, shares at Sep. 30, 2023	[1]	8,574,914
Balance at Dec. 31, 2023		$ 4,487	281,109	(3,203)	(235,883)	46,510
Balance, shares at Dec. 31, 2023	[1]	8,587,140
Share-based compensation to employees and non-employees		$ 0	1,047	0	0	1,047
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees		$ 102	(102)	0	0	0
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees, Shares	[1]	218,493
Net loss		$ 0	0	0	(13,664)	(13,664)
Balance at Sep. 30, 2024		$ 4,589	282,054	(3,203)	(249,547)	33,893
Balance, shares at Sep. 30, 2024	[1]	8,805,633
Balance at Jun. 30, 2024		$ 4,508	281,845	(3,203)	(246,463)	36,687
Balance, shares at Jun. 30, 2024	[1]	8,630,902
Share-based compensation to employees and non-employees		$ 0	290	0	0	290
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees		$ 81	(81)	0	0	0
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees, Shares	[1]	174,731
Net loss		$ 0	0	0	(3,084)	(3,084)
Balance at Sep. 30, 2024		$ 4,589	$ 282,054	$ (3,203)	$ (249,547)	$ 33,893
Balance, shares at Sep. 30, 2024	[1]	8,805,633

[1]	Reflects our one-for-seven reverse share split that became effective on March 15, 2024. See Note 8a to the condensed consolidated financial statements